DoubleLine Ultra Short Bond Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 24.0%
1,500,000	ANZ New Zealand International Ltd.	2.13	% (a)	07/28/2021	1,502,158
2,500,000	Bank of Montreal (Secured Overnight Financing Rate + 0.68%)	0.73%		03/10/2023	2,523,713
2,500,000	Bank of Nova Scotia (Secured Overnight Financing Rate + 0.45%)	0.47%		04/15/2024	2,509,493
1,250,000	BMW US Capital LLC (Secured Overnight Financing Rate + 0.53%)	0.58	% (a)	04/01/2024	1,261,218
1,000,000	Commonwealth Bank of Australia (3 Month LIBOR USD + 0.68%)	0.80	% (a)	09/18/2022	1,007,827
1,500,000	Credit Agricole S.A. (3 Month LIBOR USD + 1.43%)	1.62	% (a)	01/10/2022	1,510,983
3,500,000	Credit Suisse AG (Secured Overnight Financing Rate + 0.39%)	0.42%		02/02/2024	3,503,360
2,500,000	Daimler Finance North America LLC (3 Month LIBOR USD + 0.67%)	0.85	% (a)	11/05/2021	2,505,412
1,000,000	Daimler Finance North America LLC (3 Month LIBOR USD + 0.88%)	1.03	% (a)	02/22/2022	1,005,075
2,500,000	DNB Bank ASA (3 Month LIBOR USD + 0.62%)	0.75	% (a)	12/02/2022	2,518,247
1,700,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	0.87%		03/02/2023	1,715,371
3,000,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.85%)	0.97%		09/13/2023	3,021,804
2,500,000	National Australia Bank Ltd. (3 Month LIBOR USD + 0.72%)	0.87	% (a)	05/22/2022	2,515,137
1,000,000	National Australia Bank Ltd. (3 Month LIBOR USD + 0.89%)	1.08%		01/10/2022	1,004,543
1,000,000	NatWest Markets PLC (Secured Overnight Financing Rate + 0.53%)	0.56	% (a)	08/12/2024	1,003,884
2,300,000	Rabobank (3 Month LIBOR USD + 0.83%)	1.02%		01/10/2022	2,309,895
1,500,000	Reckitt Benckiser Treasury Services PLC (3 Month LIBOR USD + 0.56%)	0.69	% (a)	06/24/2022	1,507,631
3,240,000	Royal Bank of Canada (3 Month LIBOR USD + 0.47%)	0.65%		04/29/2022	3,253,416
4,000,000	Santander UK PLC (3 Month LIBOR USD + 0.66%)	0.82%		11/15/2021	4,010,226
1,500,000	Siemens Financieringsmaatschappij N.V. (3 Month LIBOR USD + 0.61%)	0.73	% (a)	03/16/2022	1,506,331
3,000,000	Sumitomo Mitsui Financial Group, Inc. (3 Month LIBOR USD + 0.78%)	0.97%		07/12/2022	3,020,589
2,000,000	UBS AG (Secured Overnight Financing Rate + 0.32%)	0.36	% (a)	06/01/2023	2,005,642
2,000,000	UBS Group Funding Switzerland AG (3 Month LIBOR USD + 1.22%)	1.37	% (a)	05/23/2023	2,019,124
2,000,000	Volkswagen Group of America Finance LLC	2.90	% (a)	05/13/2022	2,042,796
2,500,000	Volkswagen Group of America Finance LLC (3 Month LIBOR USD + 0.94%)	1.11	% (a)	11/12/2021	2,508,412
1,000,000	Westpac Banking Corporation (3 Month LIBOR USD + 0.71%)	0.86%		06/28/2022	1,006,532

Total Foreign Corporate Bonds (Cost $54,073,935)					54,298,819

US Corporate Bonds - 35.3%
1,500,000	Allstate Corporation (3 Month LIBOR USD + 0.63%)	0.78%		03/29/2023	1,511,851
2,000,000	American Express Company	2.75%		05/20/2022	2,039,707
2,000,000	American Honda Finance Corporation (3 Month LIBOR USD + 0.29%)	0.42%		12/10/2021	2,002,274
1,000,000	American Honda Finance Corporation (3 Month LIBOR USD + 0.54%)	0.69%		06/27/2022	1,005,110

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,000,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	0.74	% (a)	05/24/2024	4,034,280
1,000,000	Atmos Energy Corporation (3 Month LIBOR USD + 0.38%)	0.50%		03/09/2023	1,000,161
3,500,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.73%)	0.76%		10/24/2024	3,528,770
775,000	Brighthouse Financial Global Funding (Secured Overnight Financing Rate + 0.76%)	0.78	% (a)	04/12/2024	780,953
3,500,000	Bristol-Myers Squibb Company (3 Month LIBOR USD + 0.38%)	0.54%		05/16/2022	3,512,938
1,000,000	Caterpillar Financial Services Corporation	1.70%		08/09/2021	1,001,680
2,500,000	Caterpillar Financial Services Corporation (3 Month LIBOR USD + 0.59%)	0.72%		06/06/2022	2,514,869
2,000,000	Citigroup, Inc. (3 Month LIBOR USD + 1.43%)	1.56%		09/01/2023	2,028,468
1,000,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.87%)	0.90%		11/04/2022	1,003,072
2,000,000	ConocoPhillips Company (3 Month LIBOR USD + 0.90%)	1.06%		05/15/2022	2,014,286
1,000,000	eBay, Inc. (3 Month LIBOR USD + 0.87%)	1.06%		01/30/2023	1,009,925
1,500,000	Emerson Electric Company	2.63%		12/01/2021	1,511,991
3,500,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate + 0.58%)	0.62%		03/08/2024	3,510,662
1,000,000	Honeywell International, Inc. (3 Month LIBOR USD + 0.23%)	0.38%		08/19/2022	1,000,342
1,000,000	Honeywell International, Inc. (3 Month LIBOR USD + 0.37%)	0.53%		08/08/2022	1,003,421
1,000,000	Jackson National Life Global Funding (3 Month LIBOR USD + 0.73%)	0.88	% (a)	06/27/2022	1,006,214
2,500,000	Jackson National Life Global Funding (Secured Overnight Financing Rate + 0.60%)	0.62	% (a)	01/06/2023	2,513,534
1,000,000	John Deere Capital Corporation (3 Month LIBOR USD + 0.48%)	0.61%		09/08/2022	1,005,274
1,000,000	John Deere Capital Corporation (3 Month LIBOR USD + 0.49%)	0.61%		06/13/2022	1,004,654
3,500,000	JPMorgan Chase & Company (3 Month LIBOR USD + 1.23%)	1.41%		10/24/2023	3,551,352
1,000,000	KeyBank NA (Secured Overnight Financing Rate + 0.32%)	0.37%		06/14/2024	1,001,802
3,000,000	Metropolitan Life Global Funding I (Secured Overnight Financing Rate + 0.35%)	0.39	% (a)	09/08/2022	3,008,414
3,335,000	Morgan Stanley (3 Month LIBOR USD + 1.40%)	1.58%		10/24/2023	3,389,874
500,000	New York Life Global Funding (3 Month LIBOR USD + 0.32%)	0.50	% (a)	08/06/2021	500,200
2,000,000	New York Life Global Funding (3 Month LIBOR USD + 0.44%)	0.63	% (a)	07/12/2022	2,008,186
2,000,000	NextEra Energy Capital Holdings, Inc. (Secured Overnight Financing Rate + 0.54%)	0.58%		03/01/2023	2,011,275
1,010,000	Oracle Corporation	2.80%		07/08/2021	1,010,444
2,500,000	PNC Bank (3 Month LIBOR USD + 0.33%)	0.48%		02/24/2023	2,505,256
1,000,000	PNC Bank (3 Month LIBOR USD + 0.45%)	0.63%		07/22/2022	1,000,259
1,550,000	Public Storage (Secured Overnight Financing Rate + 0.47%)	0.49%		04/23/2024	1,553,387
2,695,000	Qualcomm, Inc. (3 Month LIBOR USD + 0.73%)	0.92%		01/30/2023	2,724,285
1,000,000	Southern California Edison Company (3 Month LIBOR USD + 0.27%)	0.40%		12/03/2021	1,000,364
2,000,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	0.88%		04/01/2024	2,008,383
3,000,000	Toyota Motor Credit Corporation (3 Month LIBOR USD + 0.48%)	0.61%		09/08/2022	3,015,325
3,500,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	0.45%		06/09/2025	3,507,362
2,000,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/15/2025	2,063,780

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	Wells Fargo & Company (3 Month LIBOR USD + 1.23%)	1.42%		10/31/2023	2,535,752

Total US Corporate Bonds (Cost $79,620,755)					79,940,136

Short Term Investments - 41.5%

Commercial Paper - 40.3%
2,000,000	Amazon.com, Inc.	0.00%		07/26/2021	1,999,949
1,000,000	American Honda Finance Corporation	0.00%		09/03/2021	999,648
1,000,000	Arkansas Electric Coop Corporation	0.00	% (a)	07/15/2021	999,969
1,000,000	Arkansas Electric Coop Corporation	0.00	% (a)	09/01/2021	999,849
2,000,000	Arkansas Electric Coop Corporation	0.00	% (a)	09/14/2021	1,999,620
1,500,000	Australia & New Zealand Banking Group Ltd.	0.00	% (a)	09/28/2021	1,499,756
1,500,000	Australia & New Zealand Banking Group Ltd.	0.00	% (a)	02/07/2022	1,498,779
1,000,000	Canadian Imperial Bank of Commerce	0.00	% (a)	08/09/2021	999,906
2,000,000	Canadian Imperial Bank of Commerce	0.00	% (a)	03/07/2022	1,997,972
2,000,000	Canadian Imperial Bank of Commerce	0.00	% (a)	06/17/2022	1,995,874
3,000,000	Canadian National Reality Company	0.00	% (a)	09/01/2021	2,999,549
1,000,000	Canadian National Reality Company	0.00	% (a)	09/21/2021	999,786
1,000,000	Chevron Corporation	0.00	% (a)	09/13/2021	999,844
1,000,000	Chevron Corporation	0.00	% (a)	09/22/2021	999,825
1,000,000	Emerson Electric Company	0.00	% (a)	07/23/2021	999,958
2,000,000	EXXON Corporation	0.00%		11/16/2021	1,999,398
1,000,000	EXXON Corporation	0.00%		12/13/2021	999,557
1,000,000	Exxon Mobil Corporation	0.00%		10/04/2021	999,827
4,000,000	General Dynamics Corporation	0.00	% (a)	12/16/2021	3,996,977
2,000,000	Henkel Corporation	0.00	% (a)	08/16/2021	1,999,778
1,000,000	Honeywell International, Inc.	0.00	% (a)	01/12/2022	999,368
1,000,000	Honeywell International, Inc.	0.00	% (a)	05/20/2022	998,596
1,000,000	John Deere Corporation	0.00	% (a)	07/07/2021	999,991
1,000,000	JPMorgan Securities LLC	0.00%		10/04/2021	999,736
1,500,000	Koch Industries, Inc.	0.00%		07/06/2021	1,499,989
1,000,000	Komatsu Finance America, Inc.	0.00	% (a)	08/12/2021	999,922
2,000,000	Komatsu Finance America, Inc.	0.00	% (a)	08/19/2021	1,999,811
1,000,000	Komatsu Finance America, Inc.	0.00	% (a)	09/02/2021	999,867
1,000,000	LVMH Moet Hennessy Lou Vuitton	0.00	% (a)	07/01/2021	999,999
2,000,000	LVMH Moet Hennessy Lou Vuitton	0.00	% (a)	07/12/2021	1,999,962
1,000,000	LVMH Moet Hennessy Lou Vuitton	0.00	% (a)	11/01/2021	999,600
1,000,000	Macquarie Bank Ltd.	0.00	% (a)	02/08/2022	998,953
1,000,000	Metlife Short Term Funding LLC	0.00	% (a)	09/10/2021	999,894
1,000,000	Mizuho Corporation	0.00	% (a)	02/18/2022	998,964
2,000,000	Nestle Corporation	0.00	% (a)	08/09/2021	1,999,907
1,400,000	Nestle Corporation	0.00	% (a)	08/10/2021	1,399,933
1,000,000	New York Life Corporation	0.00	% (a)	07/30/2021	999,938
2,000,000	Novartis Financial Corporation	0.00	% (a)	07/12/2021	1,999,960
2,000,000	Novartis Financial Corporation	0.00	% (a)	08/02/2021	1,999,896
1,000,000	NSTAR Electric Company	0.00%		07/19/2021	999,959
1,000,000	PACCAR Financial Corporation	0.00%		07/02/2021	999,996

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	PACCAR Financial Corporation	0.00%		08/02/2021	999,922
2,000,000	PACCAR Financial Corporation	0.00%		09/27/2021	1,999,530
1,800,000	Province of British Columbia	0.00%		08/24/2021	1,799,813
2,000,000	Province of British Columbia	0.00%		09/21/2021	1,999,617
1,000,000	Province of British Columbia	0.00%		11/04/2021	999,693
4,000,000	Roche Holding, Inc.	0.00	% (a)	08/24/2021	3,999,621
2,000,000	Shell Finance International B.V.	0.00	% (a)	08/16/2021	1,999,726
1,000,000	Shell Finance International B.V.	0.00	% (a)	08/17/2021	999,860
1,000,000	Shell Finance International B.V.	0.00	% (a)	09/02/2021	999,812
1,000,000	Siemens Capital Corporation LLC	0.00	% (a)	07/15/2021	999,977
2,000,000	Southern California Gas Company	0.00	% (a)	07/06/2021	1,999,985
1,000,000	Toronto-Dominion Bank	0.00	% (a)	12/10/2021	999,506
1,500,000	Toronto-Dominion Bank	0.00	% (a)	05/17/2022	1,497,526
1,000,000	Total Capital Canada Ltd.	0.00	% (a)	07/07/2021	999,985
1,000,000	Total Capital Canada Ltd.	0.00	% (a)	08/02/2021	999,922
1,000,000	Total Capital Canada Ltd.	0.00	% (a)	08/18/2021	999,884
1,000,000	Total Capital Canada Ltd.	0.00	% (a)	09/14/2021	999,810
1,000,000	Toyota Motor Credit Corporation	0.00%		08/30/2021	999,856
2,000,000	Unilever Capital Corporation	0.00	% (a)	10/01/2021	1,999,618
1,190,000	Walt Disney Company	0.00	% (a)	07/15/2021	1,189,953
3,000,000	Walt Disney Company	0.00	% (a)	04/29/2022	2,994,395

Total Commercial Paper (Cost $91,354,760)					91,358,073

Money Market Funds - 1.2%
872,241	First American Government Obligations Fund - Class U	0.03	% (b)		872,241
872,241	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (b)		872,241
872,242	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (b)		872,242

Total Money Market Funds (Cost $2,616,724)					2,616,724

Total Short Term Investments (Cost $93,971,484)					93,974,797

Total Investments - 100.8% (Cost $227,666,174)					228,213,752
Liabilities in Excess of Other Assets - (0.8)%					(1,920,681)

NET ASSETS - 100.0%					$226,293,071

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Seven-day yield as of period end

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Commercial Paper	40.3%
US Corporate Bonds	35.3%
Foreign Corporate Bonds	24.0%
Money Market Funds	1.2%
Other Assets and Liabilities	(0.8)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	37.6%
Automotive	9.4%
Energy	9.1%
Insurance	7.7%
Pharmaceuticals	5.1%
Construction	4.7%
Utilities	4.4%
Diversified Manufacturing	3.8%
Retailers (other than Food/Drug)	2.7%
Consumer Products	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.1%
Media	1.8%
Aerospace & Defense	1.8%
Transportation	1.8%
Technology	1.7%
Food Products	1.5%
Short Term Investments	1.2%
Telecommunications	0.9%
Real Estate	0.7%
Commercial Services	0.4%
Other Assets and Liabilities	(0.8)%

100.0%

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.